Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
K.M.T. (M.H.) Technologies Communication Computer Ltd [Member]
Business Combinations (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities	The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:
Net assets, excluding $632 of cash acquired	$197
Intangible assets, net of deferred tax liabilities	8,281
Non-controlling interests	(3,644)
Goodwill	9,410
Total assets acquired	$14,244

Share Purchase Agreement [Member]
Business Combinations (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities	The following table summarizes the estimated fair values of the assets acquired and liabilities at the date of acquisition:
Net liabilities, excluding $1,548 of cash acquired	$(2,762)
Intangible assets, net of deferred tax liabilities	7,445
Goodwill	15,261
Total assets acquired	$19,944

Goodkind Group, LLC [Member]
Business Combinations (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:
Net assets, excluding $147 of cash acquired	$3,177
Customer relationships, net of deferred tax liabilities	3,901
Goodwill	4,404
Total assets acquired	$11,482

IT Professional Services [Member]
Business Combinations (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:
Net assets, excluding $447 of cash acquired	$120
Customer relationships, net of deferred tax liabilities	1,054
Goodwill	1,807
Total assets acquired	$2,981

Asset Purchase Agreements [Member]
Business Combinations (Tables) [Line Items]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities	The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisitions:
Net liabilities	(308)
Customer relationships, net of deferred tax liabilities	1,163
Goodwill	898
Total assets acquired	$1,753